Joint Stock Ownership Plan Reserve - Schedule of Joint Stock Ownership Plan Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
DisclosureOfJointStockOwnershipPlanReserveLineItems [Line Items]
Balance at beginning of period	$ 883,548	$ 809,094	$ 756,055
Issue out of treasury shares		1,018	6,294
Balance at end of period	1,003,417	883,548	809,094
JSOP Reserve
DisclosureOfJointStockOwnershipPlanReserveLineItems [Line Items]
Balance at beginning of period	(15,985)	(17,167)	(24,474)
Issue out of treasury shares		1,182	7,307
Balance at end of period	$ (15,985)	$ (15,985)	$ (17,167)